Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Schedule of Fair Value on Recurring Basis

Description	Level	June 30, 2026	December 31, 2025
Assets:
Bifurcated embedded derivative asset – related party	3	$—	$9
Definite-lived intangibles (1)	3	7,434	8,027
Goodwill (1)	3	21,992	21,992
Liabilities:
Warrant liabilities – public	1	—	—
GEM warrant liabilities	3	—	—
Earnout liability (Note 4)	3	500	991
Yorkville convertible note	3	—	1,200
Agile term notes	3	70	1,728
1800 Diagonal convertible notes	3	754	747
Private Placement Convertible Notes	3	484	1,856
Private Placement Warrants	3	1,699	296
Bifurcated embedded derivative liability – related party	3	34	—
Boot Capital note	3	64	116
TVT Capital note	3	601	—

(1)	For assets and liabilities that are measured at fair value on the acquisition date, see Note 4 – Acquisitions.

		As of December 31,
Description	Level	2025	2024
Assets:
Bifurcated embedded derivative asset – related party	3	$9,000	$63,000
Definite-lived intangibles	3	8,027,391	3,883,853
Goodwill	3	21,991,721	18,972,475
Liabilities:
Warrant liabilities – public	1	—	2,300
GEM warrant liabilities	3	378	15,000
Earnout liability (Note 4)	3	990,673	—
Yorkville convertible note	3	1,200,501	—
Agile term notes	3	1,728,487	3,143,000
1800 Diagonal convertible notes	3	746,987	432,000
Private Placement Convertible Notes	3	1,856,000	—
Private Placement Warrants	3	295,603	—
Boot Capital note	3	115,836	—

Summary of Changes in Fair Value of Yorkville Convertible Note
Yorkville Convertible Note
Balance at December 31, 2025	$1,200
Repayment in cash of Yorkville convertible notes	(1,218)
Change in fair value	18
Balance at June 30, 2026	$—

Yorkville Convertible Note
Balance at December 31, 2024	$—
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Payment in shares to settle Yorkville convertible notes	—
Repayment in cash of Yorkville convertible notes	(4,514,664)
Conversions	—
Change in fair value	321,165
Balance at December 31, 2025	$1,200,501

Summary of Ranges of Inputs in Fair Value of the Private Placement Warrant Liability

The following tables summarize the ranges of inputs to and the changes in the fair value of the Private Placement Warrant liability for the six months ended June 30, 2026:

Key Inputs	June 30, 2026

Stock price	$30.20
Contractual term (years)	2.00 - 4.62
Risk-free rate	4.10% - 4.14%
Volatility(1)	127.1% - 134.4%
Exercise Price	$33.00
Dividend yield	0.00%

Key Inputs	December 31, 2025

Stock price	$194.00
Contractual term (years)	2.5 - 4.77
Risk-free rate	3.5% - 3.7%
Volatility(1)	125%
Exercise Price	$500.00 - $872.00
Dividend yield	0.00%

Summary of Changes in Fair Value of Private Placement Warrant Liability
Private Placement Warrants
Balance at December 31, 2025	$296
Loss on issuance – February Warrant	559
Change in fair value	844
Balance at June 30, 2026	$1,699

Private Placement Warrants
Balance at December 31, 2024	$—
Loss on issuance – June Warrant	361,000
Loss on issuance – August Warrant	356,000
Loss on issuance – October Warrant	807,509
Change in fair value	(1,228,906)
Balance at December 31, 2025	$295,603

Cp BF Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Schedule of Derivate Assets

The following table summarizes the changes in the fair value of the Derivative asset (liability) for the six months ended June 30, 2026, relating to the Convertible Note to CP BF issued on September 23, 2024:

Derivative Asset (Liability)
Balance at December 31, 2025 - Bifurcated embedded derivative asset – related party	$9
Change in fair value	(43)
Balance at June 30, 2026 - Bifurcated embedded derivative liability – related party	$(34)

Fair Value
Balance at December 31, 2024	$63,000
Change in fair value	(54,000)
Balance at December 31, 2025	$9,000

Public Warrants [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
Public Warrants
Balance at December 31, 2025	$—
Change in fair value	—
Balance at June 30, 2026	$—

Public Warrants
Balance at December 31, 2024	$2,300
Change in fair value	(2,300)
Balance at December 31, 2025	$—

Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability
GEM Warrants
Balance at December 31, 2025	$—
Change in fair value	—
Balance at June 30, 2026	$—

GEM Warrants
Balance at December 31, 2024	$15,000
Change in fair value	(14,622)
Balance at December 31, 2025	$378